UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑04413
Delaware Group® Equity Funds IV
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant’s telephone number, including area code: (800) 523‑1918
Date of fiscal year end: September 30
Date of reporting period: September 30, 2025
EXPLANATORY NOTE: Registrant is filing this amendment to its Form N‑CSR for the annual period ended September 30, 2025 originally filed with the Securities and Exchange Commission on November 26, 2025 (Accession Number 0001192135‑25‑298793). The sole purpose of this amendment is to include the PwC Change in Accountant notice for Item 19(a)(5). Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N‑CSR filing.

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Class A: FGINX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.02%
Management's discussion of Fund performance
Performance highlights
Macquarie Growth and Income Fund (Class A) returned 18.76% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.75%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 9.44%.
Top contributors to performance:

•	At a stock level, overweight positions relative to the benchmark in McKesson Corp. and Philip Morris International Inc., which outperformed.
•	An underweight position in UnitedHealth Group Inc., which underperformed.
•	At a sector level, an overweight allocation to the healthcare and information technology sectors, which outperformed.
•	An underweight allocation to the consumer staples sector, which underperformed.
Top detractors from performance:

•	At a stock level, overweight positions relative to the benchmark in Merck & Co. Inc., The Cigna Group, and United Parcel Services Inc., which underperformed.
•	An underweight position in JPMorgan Chase & Co., which outperformed.
•	At a sector level, an underweight allocation to industrials, which underperformed.
•	An overweight allocation to energy, which underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FGINX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Growth and Income Fund (Class A) – including sales charge	11.93%	15.84%	10.65%
Macquarie Growth and Income Fund (Class A) – excluding sales charge	18.76%	17.22%	11.31%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell 1000 Value Index	9.44%	13.88%	10.72%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,508,559,121
Total number of portfolio holdings*	52
Total advisory fees paid (during reporting period)	$8,526,295
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

2	TSAR-FGINX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.66%
Healthcare	18.32%
Communication Services	12.35%
Information Technology	12.22%
Consumer Discretionary	8.08%
Industrials	7.29%
Energy	6.39%
Consumer Staples	5.76%
Utilities	0.16%

Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4930990)

TSAR-FGINX-1125	3

Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Institutional Class: FGIPX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.77%
Management's discussion of Fund performance
Performance highlights
Macquarie Growth and Income Fund (Institutional Class) returned 19.09% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.75%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 9.44%.
Top contributors to performance:

•	At a stock level, overweight positions relative to the benchmark in McKesson Corp. and Philip Morris International Inc., which outperformed.
•	An underweight position in UnitedHealth Group Inc., which underperformed.
•	At a sector level, an overweight allocation to the healthcare and information technology sectors, which outperformed.
•	An underweight allocation to the consumer staples sector, which underperformed.
Top detractors from performance:

•	At a stock level, overweight positions relative to the benchmark in Merck & Co. Inc., The Cigna Group, and United Parcel Services Inc., which underperformed.
•	An underweight position in JPMorgan Chase & Co., which outperformed.
•	At a sector level, an underweight allocation to industrials, which underperformed.
•	An overweight allocation to energy, which underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FGIPX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Growth and Income Fund (Institutional Class) – including sales charge	19.09%	17.52%	11.64%
Macquarie Growth and Income Fund (Institutional Class) – excluding sales charge	19.09%	17.52%	11.64%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell 1000 Value Index	9.44%	13.88%	10.72%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,508,559,121
Total number of portfolio holdings*	52
Total advisory fees paid (during reporting period)	$8,526,295
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

2	TSAR-FGIPX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.66%
Healthcare	18.32%
Communication Services	12.35%
Information Technology	12.22%
Consumer Discretionary	8.08%
Industrials	7.29%
Energy	6.39%
Consumer Staples	5.76%
Utilities	0.16%

Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4930990)

TSAR-FGIPX-1125	3

Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Class R6: FGIQX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.69%
Management’s discussion of Fund performance
Performance highlights
Macquarie Growth and Income Fund (Class R6) returned 19.14% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 1000® Index, the Fund’s broad-based securities market index, returned 17.75%, while the Russell 1000® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 9.44%.
Top contributors to performance:

•	At a stock level, overweight positions relative to the benchmark in McKesson Corp. and Philip Morris International Inc., which outperformed.
•	An underweight position in UnitedHealth Group Inc., which underperformed.
•	At a sector level, an overweight allocation to the healthcare and information technology sectors, which outperformed.
•	An underweight allocation to the consumer staples sector, which underperformed.
Top detractors from performance:

•	At a stock level, overweight positions relative to the benchmark in Merck & Co. Inc., The Cigna Group, and United Parcel Services Inc., which underperformed.
•	An underweight position in JPMorgan Chase & Co., which outperformed.
•	At a sector level, an underweight allocation to industrials, which underperformed.
•	An overweight allocation to energy, which underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FGIQX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Growth and Income Fund (Class R6) – including sales charge	19.14%	17.60%	11.71%
Macquarie Growth and Income Fund (Class R6) – excluding sales charge	19.14%	17.60%	11.71%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell 1000 Value Index	9.44%	13.88%	10.72%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,508,559,121
Total number of portfolio holdings*	52
Total advisory fees paid (during reporting period)	$8,526,295
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

2	TSAR-FGIQX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.66%
Healthcare	18.32%
Communication Services	12.35%
Information Technology	12.22%
Consumer Discretionary	8.08%
Industrials	7.29%
Energy	6.39%
Consumer Staples	5.76%
Utilities	0.16%

Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
Effective January 29, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.69% (excluding certain items).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4930990)

TSAR-FGIQX-1125	3

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class A: FIUSX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.11%
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class A) returned 9.02% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:

•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:

•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FIUSX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Opportunity Fund (Class A) – including sales charge	2.74%	13.91%	8.41%
Macquarie Opportunity Fund (Class A) – excluding sales charge	9.02%	15.27%	9.06%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Value Index	7.58%	13.66%	9.96%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

2	TSAR-FIUSX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4930990)

TSAR-FIUSX-1125	3

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class C: FIVCX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.86%
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class C) returned 8.21% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:

•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:

•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FIVCX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class C's inception), through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	Since inception (2/28/23)
Macquarie Opportunity Fund (Class C) – including sales charge	7.23%	11.04%
Macquarie Opportunity Fund (Class C) – excluding sales charge	8.21%	11.04%
Russell 3000 Index	17.41%	22.99%
Russell Midcap Value Index	7.58%	11.77%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

2	TSAR-FIVCX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4930990)

TSAR-FIVCX-1125	3

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class R: FIZRX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.36%
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class R) returned 8.74% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:

•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:

•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FIZRX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R's inception), through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	Since inception (2/28/23)
Macquarie Opportunity Fund (Class R) – including sales charge	8.74%	11.59%
Macquarie Opportunity Fund (Class R) – excluding sales charge	8.74%	11.59%
Russell 3000 Index	17.41%	22.99%
Russell Midcap Value Index	7.58%	11.77%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

2	TSAR-FIZRX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4930990)

TSAR-FIZRX-1125	3

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Institutional Class: FIVUX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.86%
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Institutional Class) returned 9.32% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:

•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:

•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FIVUX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Opportunity Fund (Institutional Class) – including sales charge	9.32%	15.59%	9.38%
Macquarie Opportunity Fund (Institutional Class) – excluding sales charge	9.32%	15.59%	9.38%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Value Index	7.58%	13.66%	9.96%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

2	TSAR-FIVUX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4930990)

TSAR-FIVUX-1125	3

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class R6: FIVVX
Annual shareholder report | September 30, 2025
This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.78%
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class R6) returned 9.38% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:

•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:

•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

TSAR-FIVVX-1125	1

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Opportunity Fund (Class R6) – including sales charge	9.38%	15.71%	9.49%
Macquarie Opportunity Fund (Class R6) – excluding sales charge	9.38%	15.71%	9.49%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Value Index	7.58%	13.66%	9.96%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

2	TSAR-FIVVX-1125

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4930990)

TSAR-FIVVX-1125	3

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.   An understanding of generally accepted accounting principles and financial statements;

b.   The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.   Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.   An understanding of internal controls and procedures for financial reporting; and

e.   An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.   Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.   Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.   Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.   Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,000 for 2025 and $60,800 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $1,374,878 for 2024. Audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,000 for 2025 and $11,593 for 2024. Tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Equity funds
Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Financial statements and other information
For the year ended September 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie Growth and Income Fund	September 30, 2025
	Number of shares	Value (US $)
Common Stocks — 99.23%♣
Communication Services — 12.35%
Alphabet Class A	154,893	$ 37,654,488
AT&T	1,224,206	34,571,578
Comcast Class A	1,204,104	37,832,948
Meta Platforms Class A	54,206	39,807,802
Verizon Communications	827,843	36,383,700
		186,250,516
Consumer Discretionary — 8.08%
Booking Holdings	8,178	44,155,230
Dillard's Class A	40,867	25,111,954
Macy's	296,811	5,321,821
Newell Brands	688,807	3,609,349
TJX	302,195	43,679,265
		121,877,619
Consumer Staples — 5.76%
Altria Group	479,408	31,669,693
Philip Morris International	340,100	55,164,220
		86,833,913
Energy — 6.39%
Expand Energy	248,789	26,431,343
Exxon Mobil	620,556	69,967,689
		96,399,032
Financials — 28.66%
American International Group	210,714	16,549,478
Bank of New York Mellon	232,815	25,367,522
Citigroup	625,486	63,486,829
Evercore Class A	125,705	42,402,811
F&G Annuities & Life	24,807	775,715
Invesco	1,653,414	37,929,317
Janus Henderson Group	110,000	4,896,100
MetLife	64,269	5,293,838
Old Republic International	470,575	19,985,320
OneMain Holdings	476,487	26,902,456
PNC Financial Services Group	213,226	42,843,500
Popular	373,776	47,473,290
Synchrony Financial	106,885	7,594,179
Truist Financial	706,439	32,298,391
Wells Fargo & Co.	534,630	44,812,687
Western Union	1,714,554	13,699,286
		432,310,719

Schedules of investments
Macquarie Growth and Income Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare — 18.32%
Bristol-Myers Squibb	976,536	$ 44,041,774
Cigna Group	142,265	41,007,886
CVS Health	741,750	55,920,533
Gilead Sciences	468,693	52,024,923
McKesson	63,821	49,304,275
Merck & Co.	406,751	34,138,611
		276,438,002
Industrials — 7.29%
3M	126,117	19,570,836
Comfort Systems USA	16,592	13,691,387
Delta Air Lines	88,787	5,038,662
Lockheed Martin	53,512	26,713,726
Trane Technologies	27,252	11,499,254
United Airlines Holdings †	60,000	5,790,000
United Parcel Service Class B	332,214	27,749,835
		110,053,700
Information Technology — 12.22%
Accenture Class A	27,438	6,766,211
AppLovin Class A †	28,286	20,324,622
Cisco Systems	1,029,257	70,421,764
Lam Research	141,595	18,959,571
Micron Technology	263,914	44,158,090
Motorola Solutions	10,225	4,675,790
QUALCOMM	63,591	10,578,999
Salesforce	35,935	8,516,595
		184,401,642
Utilities — 0.16%
Clearway Energy Class A	89,582	2,412,443
		2,412,443
Total Common Stocks (cost $1,127,831,974)		1,496,977,586

Short-Term Investments — 0.78%
Money Market Mutual Funds — 0.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,938,366	2,938,366
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	2,938,366	2,938,366
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	2,938,366	2,938,366

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	2,938,367	$ 2,938,367
Total Short-Term Investments (cost $11,753,465)		11,753,465
Total Value of Securities—100.01% (cost $1,139,585,439)		$1,508,731,051
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Opportunity Fund	September 30, 2025
	Number of shares	Value (US $)
Common Stocks — 99.16%♣
Communication Services — 2.05%
Electronic Arts	36,920	$ 7,446,764
Interpublic Group	120,500	3,363,155
		10,809,919
Consumer Discretionary — 8.84%
Aptiv †	45,910	3,958,360
AutoZone †	1,432	6,143,624
Darden Restaurants	21,520	4,096,547
Dick's Sporting Goods	16,100	3,577,742
DR Horton	37,970	6,434,776
Marriott International Class A	27,520	7,167,309
PulteGroup	40,400	5,338,052
Ross Stores	44,290	6,749,353
Royal Caribbean Cruises	9,250	2,993,115
		46,458,878
Consumer Staples — 3.21%
Hershey	21,650	4,049,633
Kroger	67,250	4,533,322
Tyson Foods Class A	48,820	2,650,926
US Foods Holding †	73,400	5,623,908
		16,857,789
Energy — 6.57%
Cheniere Energy	30,850	7,249,133
Coterra Energy	225,800	5,340,170
Devon Energy	107,820	3,780,169
Expand Energy	47,500	5,046,400
Targa Resources	41,200	6,902,648
Valero Energy	36,450	6,205,977
		34,524,497
Financials — 19.56%
Affiliated Managers Group	26,720	6,370,850
Allstate	32,230	6,918,170
Ally Financial	133,110	5,217,912
Assurant	27,420	5,939,172
Axis Capital Holdings	36,700	3,515,860
Columbia Banking System	220,600	5,678,244
Global Payments	54,200	4,502,936
Hartford Insurance Group	49,260	6,570,791
KeyCorp	307,550	5,748,110
Old National Bancorp	263,050	5,773,948

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Raymond James Financial	56,120	$ 9,686,312
Reinsurance Group of America	33,670	6,469,017
State Street	62,540	7,255,265
Synchrony Financial	104,320	7,411,936
Webster Financial	140,700	8,363,208
Willis Towers Watson	21,450	7,409,902
		102,831,633
Healthcare — 5.66%
Agilent Technologies	45,640	5,857,894
Becton Dickinson and Co.	14,050	2,629,739
Cencora	18,520	5,788,056
Quest Diagnostics	31,330	5,970,871
STERIS	23,510	5,817,314
Zimmer Biomet Holdings	37,730	3,716,405
		29,780,279
Industrials — 22.41%
AECOM	56,680	7,395,040
AMETEK	35,160	6,610,080
CACI International Class A †	16,475	8,217,400
Curtiss-Wright	13,000	7,058,220
Delta Air Lines	102,750	5,831,063
Gates Industrial †	168,000	4,169,760
ITT	47,480	8,487,525
JB Hunt Transport Services	22,580	3,029,559
Johnson Controls International	58,508	6,432,955
KBR	90,160	4,263,666
L3Harris Technologies	25,650	7,833,766
MasTec †	30,400	6,469,424
NEXTracker Class A †	70,778	5,236,864
Oshkosh	59,740	7,748,278
Parker-Hannifin	7,500	5,686,125
Quanta Services	11,330	4,695,379
Regal Rexnord	48,750	6,992,700
United Rentals	6,705	6,400,995
WESCO International	24,802	5,245,623
		117,804,422
Information Technology — 8.05%
Akamai Technologies †	51,960	3,936,490
Ciena †	36,820	5,363,569
Flex †	92,440	5,358,747

Schedules of investments
Macquarie Opportunity Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Keysight Technologies †	28,335	$ 4,956,358
ON Semiconductor †	72,610	3,580,399
TD SYNNEX	45,650	7,475,187
Teradyne	45,620	6,279,137
Twilio Class A †	53,850	5,389,847
		42,339,734
Materials — 6.94%
Amcor	485,047	3,967,684
Celanese	60,840	2,560,147
Crown Holdings	58,990	5,697,844
Graphic Packaging Holding	136,740	2,676,002
Huntsman	147,860	1,327,783
Louisiana-Pacific	62,850	5,583,594
Reliance	22,720	6,380,458
Vulcan Materials	26,960	8,293,435
		36,486,947
Real Estate — 7.29%
American Homes 4 Rent Class A	160,360	5,331,970
Extra Space Storage	24,537	3,458,245
First Industrial Realty Trust	83,850	4,315,760
Host Hotels & Resorts	284,920	4,849,338
Kimco Realty	208,470	4,555,069
Realty Income	86,470	5,256,511
Ventas	68,800	4,815,312
VICI Properties	175,837	5,734,045
		38,316,250
Utilities — 8.58%
CMS Energy	104,340	7,643,948
Edison International	86,470	4,780,062
NRG Energy	40,860	6,617,277
OGE Energy	96,800	4,478,936
Public Service Enterprise Group	72,060	6,014,128
WEC Energy Group	61,770	7,078,224
Xcel Energy	105,070	8,473,895
		45,086,470
Total Common Stocks (cost $335,923,525)		521,296,818

	Number of shares	Value (US $)

Short-Term Investments — 0.97%
Money Market Mutual Funds — 0.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,273,567	$ 1,273,567
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,273,575	1,273,575
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,273,575	1,273,575
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,273,572	1,273,572
Total Short-Term Investments (cost $5,094,289)		5,094,289
Total Value of Securities—100.13% (cost $341,017,814)		$526,391,107
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
September 30, 2025
	Macquarie Growth and Income Fund	Macquarie Opportunity Fund
Assets:
Investments, at value*	$1,508,731,051	$526,391,107
Foreign currencies, at valueΔ	1,158	—
Receivable for securities sold	18,158,795	—
Receivable for fund shares sold	2,153,451	535,856
Dividends receivable	1,300,715	514,655
Prepaid expenses	32,984	38,247
Foreign tax reclaims receivable	—	10,784
Other assets	9,299	5,215
Total Assets	1,530,387,453	527,495,864
Liabilities:
Payable for securities purchased	17,192,733	—
Payable for fund shares redeemed	3,131,983	1,158,137
Investment management fees payable to affiliates	724,523	287,398
Distribution fees payable to affiliates	268,216	103,980
Sub-transfer agent fees and expenses payable	229,952	105,048
Other accrued expenses	101,555	68,691
Accounting and administration expenses payable to affiliates	97,897	48,643
Registrar and transfer agent fees payable	81,473	38,695
Total Liabilities	21,828,332	1,810,592
Total Net Assets	$1,508,559,121	$525,685,272

Net Assets Consist of:
Paid-in capital	$1,031,025,566	$295,493,821
Total distributable earnings (loss)	477,533,555	230,191,451
Total Net Assets	$1,508,559,121	$525,685,272

	Macquarie Growth and Income Fund	Macquarie Opportunity Fund

Net Asset Value

Class A:
Net assets	$1,307,648,461	$500,917,416
Shares of beneficial interest outstanding, unlimited authorization, no par	76,697,459	14,113,360
Net asset value per share	$17.05	$35.49
Sales charge	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.09	$37.66

Class C:
Net assets	$—	$1,513,700
Shares of beneficial interest outstanding, unlimited authorization, no par	—	40,513
Net asset value per share	$—	$37.36

Class R:
Net assets	$—	$122,488
Shares of beneficial interest outstanding, unlimited authorization, no par	—	3,265
Net asset value per share	$—	$37.52

Institutional Class:
Net assets	$194,791,338	$19,112,562
Shares of beneficial interest outstanding, unlimited authorization, no par	11,441,461	507,292
Net asset value per share	$17.03	$37.68

Class R6:
Net assets	$6,119,322	$4,019,106
Shares of beneficial interest outstanding, unlimited authorization, no par	354,044	105,526
Net asset value per share	$17.28	$38.09
*Investments, at cost	$1,139,585,439	$341,017,814
ΔForeign currencies, at cost	1,165	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended September 30, 2025
	Macquarie Growth and Income Fund	Macquarie Opportunity Fund
Investment Income:
Dividends	$41,533,507	$9,644,120
Foreign tax withheld	(38,520)	—
	41,494,987	9,644,120

Expenses:
Management fees	8,547,528	4,035,273
Distribution expenses — Class A	3,166,466	1,264,243
Distribution expenses — Class C	—	17,925
Distribution expenses — Class R	—	888
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,615,454	694,767
Accounting and administration expenses	254,571	122,171
Reports and statements to shareholders expenses	129,985	41,811
Legal fees	128,353	47,543
Registration fees	90,280	102,054
Trustees’ fees	69,522	26,798
Audit and tax fees	46,921	42,706
Custodian fees	15,912	6,969
Other	43,637	23,154
	14,108,629	6,426,302
Less expenses waived	(21,233)	(492,430)
Less expenses paid indirectly	(24,148)	(5,043)
Total operating expenses	14,063,248	5,928,829
Net Investment Income (Loss)	27,431,739	3,715,291
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	126,192,257	57,676,593

Net change in unrealized appreciation (depreciation) on:
Investments	93,049,545	(17,520,833)
Foreign currencies	(34)	—
Net change in unrealized appreciation (depreciation)	93,049,511	(17,520,833)
Net Realized and Unrealized Gain (Loss)	219,241,768	40,155,760
Net Increase (Decrease) in Net Assets Resulting from Operations	$246,673,507	$43,871,051
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Growth and Income Fund
	Year ended
	9/30/25	9/30/24
Increase in Net Assets from Operations:
Net investment income (loss)	$27,431,739	$28,627,275
Net realized gain (loss)	126,192,257	136,182,989
Net change in unrealized appreciation (depreciation)	93,049,511	130,888,656
Net increase (decrease) in net assets resulting from operations	246,673,507	295,698,920

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(136,448,911)	(82,603,477)
Institutional Class	(11,260,199)	(3,502,349)
Class R6	(3,313,868)	(65,805)
	(151,022,978)	(86,171,631)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	42,160,451	74,277,596
Institutional Class	125,242,863	80,918,753
Class R6	35,298,020	2,208,527

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	135,938,946	82,257,611
Institutional Class	11,260,199	3,502,349
Class R6	3,182,354	58,686
	353,082,833	243,223,522

Statements of changes in net assets
Macquarie Growth and Income Fund
	Year ended
	9/30/25	9/30/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(230,956,796)	$(224,260,324)
Institutional Class	(42,575,968)	(18,441,316)
Class R6	(33,544,875)	(435,231)
	(307,077,639)	(243,136,871)
Increase in net assets derived from capital share transactions	46,005,194	86,651
Net Increase in Net Assets	141,655,723	209,613,940

Net Assets:
Beginning of year	1,366,903,398	1,157,289,458
End of year	$1,508,559,121	$1,366,903,398
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Opportunity Fund
	Year ended
	9/30/25	9/30/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,715,291	$3,680,325
Net realized gain (loss)	57,676,593	55,259,135
Net change in unrealized appreciation (depreciation)	(17,520,833)	87,377,783
Net increase (decrease) in net assets resulting from operations	43,871,051	146,317,243

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(58,968,477)	(10,859,344)
Class C	(200,961)	(42,678)
Class R	(30,350)	(5,389)
Institutional Class	(3,949,405)	(730,641)
Class R6	(1,058,739)	(281,379)
	(64,207,932)	(11,919,431)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	10,497,350	13,073,174
Class C	129,639	23,584
Class R	43,296	93,141
Institutional Class	14,138,164	8,022,562
Class R6	766,986	381,813

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	58,779,080	10,819,392
Class C	200,961	42,678
Class R	30,350	5,388
Institutional Class	3,948,158	730,419
Class R6	664,848	157,917
	89,198,832	33,350,068

Statements of changes in net assets
Macquarie Opportunity Fund
	Year ended
	9/30/25	9/30/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(92,885,175)	$(103,184,426)
Class C	(761,365)	(1,256,505)
Class R	(241,333)	(99,937)
Institutional Class	(24,166,351)	(18,152,209)
Class R6	(6,209,697)	(4,150,191)
	(124,263,921)	(126,843,268)
Decrease in net assets derived from capital share transactions	(35,065,089)	(93,493,200)
Net Increase (Decrease) in Net Assets	(55,401,970)	40,904,612

Net Assets:
Beginning of year	581,087,242	540,182,630
End of year	$525,685,272	$581,087,242
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie Growth and Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$16.05	$13.62	$12.21	$14.62	$11.94

0.30	0.33	0.34	0.30	0.25
2.45	3.11	2.04	(0.99)	3.34
2.75	3.44	2.38	(0.69)	3.59

(0.30)	(0.33)	(0.33)	(0.37)	(0.21)
(1.45)	(0.68)	(0.64)	(1.35)	(0.70)
(1.75)	(1.01)	(0.97)	(1.72)	(0.91)
$17.05	$16.05	$13.62	$12.21	$14.62
18.76%[3]	26.26%[3]	19.74%[3]	(5.81%)[3]	30.89%

$1,307,648	$1,277,971	$1,144,700	$857,819	$1,037,062
1.02%	1.02%	1.02%	1.04%	1.07%
1.02%	1.02%	1.02%	1.06%	1.07%
1.91%	2.23%	2.50%	2.13%	1.82%
1.91%	2.23%	2.50%	2.10%	1.82%
34%	35%	26%	23%	51%

Financial highlights
Macquarie Growth and Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$16.04	$13.63	$12.23	$14.64	$11.99

0.33	0.37	0.38	0.34	0.29
2.46	3.11	2.03	(0.99)	3.34
2.79	3.48	2.41	(0.65)	3.63

(0.35)	(0.39)	(0.37)	(0.41)	(0.28)
(1.45)	(0.68)	(0.64)	(1.35)	(0.70)
(1.80)	(1.07)	(1.01)	(1.76)	(0.98)
$17.03	$16.04	$13.63	$12.23	$14.64
19.09%	26.56%	20.01%	(5.54%)	31.19%

$194,791	$86,783	$12,448	$4,360	$4,804
0.77%	0.77%	0.77%	0.78%	0.82%
0.77%	0.77%	0.77%	0.81%	0.82%
2.10%	2.48%	2.81%	2.41%	2.08%
2.10%	2.48%	2.81%	2.38%	2.08%
34%	35%	26%	23%	51%

Financial highlights
Macquarie Growth and Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$16.20	$13.76	$12.33	$14.72	$12.01

0.37	0.39	0.38	0.37	0.30
2.46	3.13	2.07	(1.01)	3.35
2.83	3.52	2.45	(0.64)	3.65

(0.30)	(0.40)	(0.38)	(0.40)	(0.24)
(1.45)	(0.68)	(0.64)	(1.35)	(0.70)
(1.75)	(1.08)	(1.02)	(1.75)	(0.94)
$17.28	$16.20	$13.76	$12.33	$14.72
19.14%[3]	26.61%[3]	20.13%	(5.45%)[3]	31.25%[3]

$6,120	$2,149	$141	$27	$192
0.69%	0.70%	0.71%	0.73%	0.75%
0.69%	0.70%	0.71%	0.73%	0.76%
2.36%	2.55%	2.79%	2.57%	2.29%
2.36%	2.55%	2.79%	2.57%	2.28%
34%	35%	26%	23%	51%

Financial highlights
Macquarie Opportunity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$36.55	$28.84	$28.57	$33.94	$23.26

0.23	0.20	0.23	0.25	0.43
2.80	8.16	2.66	(3.64)	10.48
3.03	8.36	2.89	(3.39)	10.91

(0.28)	(0.26)	(0.20)	(0.39)	(0.23)
(3.81)	(0.39)	(2.42)	(1.59)	—
(4.09)	(0.65)	(2.62)	(1.98)	(0.23)
$35.49	$36.55	$28.84	$28.57	$33.94
9.02%	29.35%	10.08%	(10.87%)	47.10%

$500,917	$541,136	$496,660	$502,949	$660,973
1.11%	1.12%	1.14%	1.16%	1.20%
1.20%	1.19%	1.18%	1.20%	1.20%
0.67%	0.63%	0.76%	0.73%	1.40%
0.58%	0.56%	0.72%	0.69%	1.40%
18%	17%	11%	17%	13%

Financial highlights
Macquarie Opportunity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Year ended		2/28/23[1] to 9/30/23
9/30/25	9/30/24
$38.25	$30.25	$32.05

(0.03)[3]	(0.04)	(0.01)
2.95	8.54	(1.79)
2.92	8.50	(1.80)

—	(0.11)	—
(3.81)	(0.39)	—
(3.81)	(0.50)	—
$37.36	$38.25	$30.25
8.21%	28.36%	(5.62%)

$1,514	$2,030	$2,660
1.86%	1.87%	1.89%
1.95%	1.94%	1.89%
(0.08%)	(0.12%)	(0.03%)
(0.17%)	(0.19%)	(0.03%)
18%	17%	11%[6]

Financial highlights
Macquarie Opportunity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Year ended		2/28/23[1] to 9/30/23
9/30/25	9/30/24
$38.35	$30.34	$32.05

0.13	0.13	0.09
2.98	8.56	(1.80)
3.11	8.69	(1.71)

(0.13)	(0.29)	—
(3.81)	(0.39)	—
(3.94)	(0.68)	—
$37.52	$38.35	$30.34
8.74%	29.00%	(5.34%)

$122	$305	$237
1.36%	1.37%	1.39%
1.45%	1.44%	1.39%
0.36%	0.38%	0.50%
0.27%	0.31%	0.50%
18%	17%	11%[5]

Financial highlights
Macquarie Opportunity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$38.58	$30.43	$29.98	$35.58	$24.37

0.33	0.30	0.31	0.35	0.52
2.99	8.60	2.81	(3.80)	10.99
3.32	8.90	3.12	(3.45)	11.51

(0.41)	(0.36)	(0.25)	(0.56)	(0.30)
(3.81)	(0.39)	(2.42)	(1.59)	—
(4.22)	(0.75)	(2.67)	(2.15)	(0.30)
$37.68	$38.58	$30.43	$29.98	$35.58
9.32%	29.66%	10.40%	(10.61%)	47.50%

$19,113	$27,679	$29,676	$2,925	$4,083
0.86%	0.87%	0.89%	0.90%	0.90%
0.95%	0.94%	0.90%	0.95%	0.95%
0.92%	0.88%	1.01%	0.99%	1.59%
0.83%	0.81%	1.00%	0.94%	1.54%
18%	17%	11%	17%	13%

Financial highlights
Macquarie Opportunity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$38.89	$30.69	$30.43	$35.51	$24.04

0.34	0.33	0.36	0.59	0.54
3.03	8.68	2.84	(4.08)	10.93
3.37	9.01	3.20	(3.49)	11.47

(0.36)	(0.42)	(0.52)	—	—
(3.81)	(0.39)	(2.42)	(1.59)	—
(4.17)	(0.81)	(2.94)	(1.59)	—
$38.09	$38.89	$30.69	$30.43	$35.51
9.38%	29.80%	10.49%	(10.50%)	47.71%

$4,019	$9,937	$10,950	$6,362	$227
0.78%	0.78%	0.78%	0.78%	0.78%
0.87%	0.87%	0.83%	0.95%	0.88%
0.94%	0.97%	1.15%	1.84%	1.75%
0.85%	0.88%	1.10%	1.67%	1.65%
18%	17%	11%	17%	13%

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)	September 30, 2025
Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series. These financial statements and the related notes pertain to Macquarie Growth and Income Fund (formerly, Delaware Growth and Income Fund through December 30, 2024) and Macquarie Opportunity Fund (formerly, Delaware Opportunity Fund through December 30, 2024) (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Each Fund offers Class A, Institutional Class, and Class R6 shares. Macquarie Opportunity Fund also offers Class C and Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund’s valuation designee (Valuation Designee) for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended September 30, 2025, and for all open tax years (years ended September 30, 2022–September 30, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended September 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Macquarie Growth and Income Fund declares and pays dividends quarterly. Macquarie Opportunity Fund declares and pays dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect either Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Growth and Income Fund	$14,790
Macquarie Opportunity Fund	41
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Growth and Income Fund	$9,358
Macquarie Opportunity Fund	5,002
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:
	Macquarie Growth and Income Fund	Macquarie Opportunity Fund
On the first $500 million	0.6500%	0.7500%
On the next $500 million	0.6000%	0.7000%
On the next $1.5 billion	0.5500%	0.6500%
In excess of $2.5 billion	0.5000%	0.6000%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
average daily net assets from October 1, 2024 (except as noted) through January 28, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Macquarie Growth and Income Fund	0.77%	0.69%*
Macquarie Opportunity Fund	0.86%	0.78%
*	Effective January 29, 2025. Prior to January 29, 2025, the amount for Class R6 shares was 0.70%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2024 (except as noted) through January 28, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Macquarie Growth and Income Fund	1.02%	n/a	n/a	0.77%	0.69%*
Macquarie Opportunity Fund	1.11%	1.86%	1.36%	0.86%	0.78%
*	Effective January 29, 2025. Prior to January 29, 2025, the amount for Class R6 shares was 0.70%.
DMC has also entered into a separate sub-advisory agreement with MIMGL to serve as principal sub-advisor for Macquarie Growth and Income Fund with primary responsibility for the day-to-day management of the Fund's portfolio and compensates MIMGL out of the investment advisory fees it receives from the Fund. Although MIMGL serves as sub-advisor to Macquarie Growth and Income Fund, DMC has ultimate responsibility for all investment advisory services. In addition to the services MIMGL provides to Macquarie Growth and Income Fund, and although DMC has principal responsibility for DMC's portion of Macquarie Opportunity Fund, in the case of Macquarie Opportunity Fund, DMC may seek quantitative support from MIMGL and DMC may permit MIMGL to execute Fund security trades on behalf of DMC.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services,

DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended September 30, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Growth and Income Fund	$68,455
Macquarie Opportunity Fund	28,590
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended September 30, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Growth and Income Fund	$95,868
Macquarie Opportunity Fund	36,497
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
September 30, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Growth and Income Fund	$25,831
Macquarie Opportunity Fund	9,974
For the year ended September 30, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Growth and Income Fund	$73,662
Macquarie Opportunity Fund	30,991
For the year ended September 30, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Growth and Income Fund	$846	$—
Macquarie Opportunity Fund	283	5
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Macquarie Growth and Income Fund shareholders approved a new investment advisory agreement. At a special shareholder meeting held on September 30, 2025, Macquarie Opportunity Fund shareholders approved a new investment advisory agreement.
Macquarie Growth and Income Fund and Macquarie Opportunity Fund will be renamed Nomura Growth and Income Fund and Nomura Opportunity Fund, respectively, at closing.
3. Investments
For the year ended September 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Growth and Income Fund	$473,934,253	$533,281,236
Macquarie Opportunity Fund	97,277,270	190,949,833
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Growth and Income Fund	$1,140,443,885	$413,986,998	$(45,699,832)	$368,287,166
Macquarie Opportunity Fund	343,172,535	196,407,640	(13,189,068)	183,218,572
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of September 30, 2025:
Macquarie Growth and Income Fund
Level 1
Securities
Assets:
Common Stocks	$1,496,977,586
Short-Term Investments	11,753,465
Total Value of Securities	$1,508,731,051

Macquarie Opportunity Fund
Level 1
Securities
Assets:
Common Stocks	$521,296,818
Short-Term Investments	5,094,289
Total Value of Securities	$526,391,107
During the year ended September 30, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of September 30, 2025, there were no Level 3 investments in either of the Funds.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2025 and 2024 were as follows:
	Ordinary income	Long-term capital gains	Total
Year ended September 30, 2025:
Macquarie Growth and Income Fund	$57,649,603	$93,373,375	$151,022,978
Macquarie Opportunity Fund	5,718,109	58,489,823	64,207,932

Year ended September 30, 2024:
Macquarie Growth and Income Fund	32,191,904	53,979,727	86,171,631
Macquarie Opportunity Fund	4,803,354	7,116,077	11,919,431

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
5. Components of Net Assets on a Tax Basis
As of September 30, 2025, the components of net assets on a tax basis were as follows:
	Macquarie Growth and Income Fund	Macquarie Opportunity Fund
Paid-in capital	$1,031,025,566	$295,493,821
Undistributed ordinary income	288,164	4,465,217
Undistributed long-term capital gains	108,958,225	42,507,662
Unrealized appreciation (depreciation) of investments	368,287,166	183,218,572
Net assets	$1,508,559,121	$525,685,272
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of REITs.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications were primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares and tax treatment of REITs. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2025, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Macquarie Growth and Income Fund	$10,726,342	$(10,726,342)
Macquarie Opportunity Fund	4,215,582	(4,215,582)

6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Growth and Income Fund		Macquarie Opportunity Fund
	Year ended		Year ended
	9/30/25	9/30/24	9/30/25	9/30/24
Shares sold:
Class A	2,713,446	5,001,225	313,434	403,584
Class C	—	—	3,551	699
Class R	—	—	1,250	2,746
Institutional Class	8,005,919	5,483,918	366,636	230,627
Class R6	2,099,807	147,006	20,573	11,711

Shares issued upon reinvestment of dividends and distributions:
Class A	9,025,984	5,725,672	1,760,380	344,019
Class C	—	—	5,683	1,289
Class R	—	—	858	163
Institutional Class	743,445	241,424	111,624	22,047
Class R6	210,095	4,026	18,602	4,731
	22,798,696	16,603,271	2,602,591	1,021,616

Shares redeemed:
Class A	(14,675,486)	(15,120,113)	(2,766,743)	(3,160,080)
Class C	—	—	(21,799)	(36,831)
Class R	—	—	(6,798)	(2,771)
Institutional Class	(2,718,939)	(1,227,433)	(688,408)	(510,364)
Class R6	(2,088,471)	(28,643)	(189,194)	(117,641)
	(19,482,896)	(16,376,189)	(3,672,942)	(3,827,687)
Net increase (decrease)	3,315,800	227,082	(1,070,351)	(2,806,071)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
6. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables on the previous page and on the “Statements of changes in net assets.” For the years ended September 30, 2025 and 2024, each Fund had the following exchange transactions:
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Class R6 Shares	Value

Macquarie Growth and Income Fund
Year ended
9/30/25	2,870	2,872	—	$45,802
9/30/24	23,651	11,442	12,088	362,701

Macquarie Opportunity Fund
Year ended
9/30/24	5,709	5,409	—	206,480
Macquarie Opportunity Fund did not have any exchange transactions for the year ended September 30, 2025.
7. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of September 30, 2025, or at any time during the year then ended.
8. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
8. Securities Lending (continued)
the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended September 30, 2025, each Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.
The Funds may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended September 30, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of September 30, 2025, there were no Rule 144A securities held by the Funds.
10. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown.

However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
12. Subsequent Events
On October 27, 2025, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 7. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 26, 2026.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Shareholders of Macquarie Growth and Income Fund and Macquarie Opportunity Fund and Board of Trustees of Delaware Group® Equity Funds IV
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Macquarie Growth and Income Fund and Macquarie Opportunity Fund (the “Funds”), two of the funds comprising Delaware Group Equity Funds IV, as of September 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended September 30, 2024, and prior, were audited by other auditors whose report dated November 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.

Philadelphia, Pennsylvania
November 18, 2025

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Tax Information
The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended September 30, 2025, each Fund reports distributions paid during the year as follows:
	(A) Ordinary Income Distributions* (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Macquarie Growth and Income Fund	38.17%	61.83%	100.00%	69.71%
Macquarie Opportunity Fund	8.91%	91.09%	100.00%	100.00%

(A) and (B) are based on a percentage of each Fund's total distributions.
(C) is based on each Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for corporate dividends received deduction.
*For the fiscal year ended September 30, 2025, certain dividends paid by each Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by each Fund from ordinary income reported as qualified income are reported in the following table. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Percentage
Macquarie Growth and Income Fund	70.53%
Macquarie Opportunity Fund	100.00%
For the fiscal year ended September 30, 2025, certain interest income paid by the Funds determined to be Qualified Interest Income and Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Tax Information
September 30, 2025, Macquarie Opportunity Fund have reported maximum distributions of Qualified Short-Term Capital Gains as follows:
Qualified Short-Term Capital Gains
Macquarie Opportunity Fund	$1,947,925
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Macquarie Growth and Income Fund and Macquarie Opportunity Fund (for purposes of this paragraph, each, a Fund and collectively, the Funds) for the fiscal year ending September 30, 2025. PricewaterhouseCoopers LLP (PwC) audited the Funds’ financial statements for the fiscal years ended September 30, 2023 and September 30, 2024. PwC’s reports on those financial statements did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, during the fiscal years ended September 30, 2023 and September 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended September 30, 2023 and September 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie Growth and Income Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
46,172,284	1,069,716	1,131,286

At a special shareholder meeting held on September 30, 2025, Macquarie Opportunity Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
8,467,278	300,593	431,464

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Tax Information
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Growth and Income Fund and Macquarie Opportunity Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC”); the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL” or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the

Funds’ Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the portfolio manager(s). The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectuses, summary prospectuses, statements of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of the new advisory agreements for the Fund complex with DMC

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services, including each Fund’s portfolio manager(s). The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Adviser following the closing of the Transaction, including whether and how such sub-adviser would continue to provide investment services to the Funds.  The Board took into account that the Sub-Advisory Agreement  may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Funds by DMC and the Affiliated Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting and reports provided by JDL throughout the year. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024.

Macquarie Growth and Income Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional equity income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Macquarie Opportunity Fund. The Performance Universe consists of the Fund and all retail and institutional mid-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe, for the 3- and 5-year periods was in the second quartile of its Performance Universe and for the 10-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was slightly below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year period, performed approximately equal to its benchmark index for the 5-year period, and underperformed its benchmark index for the 10-year period.
Comparative expenses. The Board received and considered expense data for the Funds.  DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie Growth and Income Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
Macquarie Opportunity Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, Macquarie Growth and Income Fund’s net assets exceeded its second breakpoint level and Macquarie Opportunity Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4930990)
AR-FOR-1125
This page is not part of the financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Macquarie Growth and Income Fund and Macquarie Opportunity Fund (for purposes of this paragraph, each, a Fund and collectively, the Funds) for the fiscal year ending September 30, 2025. PricewaterhouseCoopers LLP (PwC) audited the Funds’ financial statements for the fiscal years ended September 30, 2023 and September 30, 2024. PwC’s reports on those financial statements did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, during the fiscal years ended September 30, 2023 and September 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended September 30, 2023 and September 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report Attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2025